UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: January 31, 2016

*	This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Local Currency Fund. Each remaining series of the Registrant has a fiscal year end other than October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2016

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par		Value ($)

Bonds - 84.8%
Argentina - 1.1%
Republic of Argentina, 6%, 12/29/16		$1,494,000	$1,485,901
Republic of Argentina, 7%, 4/17/17		1,941,000	1,951,838

			$3,437,739
Bermuda - 0.2%
Government of Bermuda, 4.854%, 2/06/24		$747,000	$766,049

Brazil - 10.0%
Brazil Letras do Tesouro Nacional, 10%, 1/01/18	BRL	14,899,000	$3,453,439
Nota do Tesouro Nacional, 10%, 1/01/19	BRL	24,638,000	5,499,797
Nota do Tesouro Nacional, 10%, 1/01/21	BRL	49,479,000	10,150,289
Nota do Tesouro Nacional, 10%, 1/01/23	BRL	27,523,000	5,312,896
Nota do Tesouro Nacional, 10%, 1/01/25	BRL	26,291,000	4,831,209
Petrobras International Finance Co., 5.375%, 1/27/21		$379,000	284,724
QGOG Constellation S.A., 6.25%, 11/09/19		320,000	121,600
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		925,000	351,500
Tupy Overseas S.A., 6.625%, 7/17/24 (n)		450,000	365,063
Tupy Overseas S.A., 6.625%, 7/17/24		326,000	264,468

			$30,634,985
Bulgaria - 0.2%
Republic of Bulgaria, 3.125%, 3/26/35	EUR	748,000	$729,942

Chile - 1.9%
Cencosud S.A., 5.5%, 1/20/21		$786,000	$794,194
E.CL S.A., 4.5%, 1/29/25		758,000	742,512
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		762,000	755,601
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26		476,000	446,548
Empresa Nacional del Petroleo, 4.375%, 10/30/24		781,000	745,095
GNL Quintero S.A., 4.634%, 7/31/29		780,000	741,078
Republic of Chile, 3.125%, 1/21/26		765,000	753,525
S.A.C.I. Falabella, 6.5%, 4/30/23 (n)	CLP	523,000,000	711,248

			$5,689,801
Colombia - 4.6%
Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/24 (n)	COP	3,861,000,000	$983,728
Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/24	COP	1,000,000,000	254,786
Pacific Exploration and Production Corp., 7.25%, 12/12/21		$1,486,000	185,750
Titulos de Tesoreria, 7%, 9/11/19	COP	4,893,600,000	1,454,034
Titulos de Tesoreria, 7.5%, 8/26/26	COP	4,004,900,000	1,101,366
Titulos de Tesoreria, “B”, 6%, 4/28/28	COP	18,575,500,000	4,351,647
Titulos de Tesoreria, “B”, 10%, 7/24/24	COP	16,947,300,000	5,580,347

			$13,911,658
Croatia - 1.0%
Hrvatska Elektroprivreda, 5.875%, 10/23/22 (n)		$1,014,000	$1,030,478
Republic of Croatia, 6.625%, 7/14/20		1,367,000	1,491,397
Republic of Croatia, 5.5%, 4/04/23		424,000	442,232

			$2,964,107
Dominican Republic - 0.4%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23		$776,000	$742,636
Dominican Republic, 6.875%, 1/29/26 (z)		607,000	609,276

			$1,351,912

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Guatemala - 0.3%
Central American Bottling Corp., 6.75%, 2/09/22		$768,000	$778,560

Hungary - 2.3%
Republic of Hungary, 3.5%, 6/24/20	HUF	409,250,000	$1,508,013
Republic of Hungary, 7%, 6/24/22	HUF	727,720,000	3,165,598
Republic of Hungary, 5.5%, 6/24/25	HUF	577,660,000	2,389,894

			$7,063,505
Indonesia - 9.2%
Pertamina PT, 4.875%, 5/03/22		$634,000	$602,669
Republic of Indonesia, 8.375%, 3/15/24	IDR	102,863,000,000	7,479,092
Republic of Indonesia, 11%, 9/15/25	IDR	15,558,000,000	1,295,386
Republic of Indonesia, 8.375%, 9/15/26	IDR	56,536,000,000	4,119,925
Republic of Indonesia, 7%, 5/15/27	IDR	8,689,000,000	551,725
Republic of Indonesia, 9%, 3/15/29	IDR	147,719,000,000	11,011,848
Republic of Indonesia, 8.25%, 6/15/32	IDR	28,084,000,000	1,935,176
Republic of Indonesia, 6.625%, 5/15/33	IDR	800,000,000	46,467
Republic of Indonesia, 8.375%, 3/15/34	IDR	17,000,000,000	1,189,593

			$28,231,881
Israel - 0.3%
B Communications Ltd., 7.375%, 2/15/21 (n)		$719,000	$779,468

Jamaica - 0.5%
Digicel Group Ltd., 6%, 4/15/21		$1,105,000	$962,731
Digicel Group Ltd., 6.75%, 3/01/23 (n)		619,000	532,340

			$1,495,071
Jordan - 0.2%
Hikma Pharmaceuticals PLC, 4.25%, 4/10/20		$787,000	$761,423

Malaysia - 4.7%
Government of Malaysia, 3.759%, 3/15/19	MYR	12,414,000	$3,034,125
Government of Malaysia, 3.654%, 10/31/19	MYR	38,630,000	9,396,238
Government of Malaysia, 4.16%, 7/15/21	MYR	7,679,000	1,895,188

			$14,325,551
Mexico - 9.1%
America Movil S.A.B. de C.V., 6%, 6/09/19	MXN	24,440,000	$1,355,820
Bonos de Desarrollo del Gobierno Federal, 4.5%, 12/04/25	MXN	12,278,870	750,681
Bonos de Desarrollo del Gobierno Federal, 4%, 11/15/40	MXN	13,198,877	747,351
CEMEX Finance LLC, 9.375%, 10/12/22		$205,000	206,989
CEMEX Finance LLC, 6%, 4/01/24		279,000	238,545
CEMEX S.A.B. de C.V., 7.25%, 1/15/21		253,000	240,603
Controladora Mabe S.A. de C.V., 7.875%, 10/28/19		870,000	909,150
Grupo Televisa S.A.B., 7.25%, 5/14/43	MXN	18,060,000	832,461
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		$831,000	819,574
Petroleos Mexicanos, 5.5%, 2/04/19 (z)		1,441,000	1,460,814
Petroleos Mexicanos, 9.1%, 1/27/20	MXN	23,727,400	1,450,831
Petroleos Mexicanos, 5.5%, 1/21/21		$457,000	449,574
Petroleos Mexicanos, 6.375%, 2/04/21 (z)		1,055,000	1,069,243
Petroleos Mexicanos, 6.875%, 8/04/26 (z)		2,265,000	2,304,638
Petroleos Mexicanos, 7.47%, 11/12/26	MXN	25,483,900	1,236,315
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/28 (n)	MXN	26,990,000	1,459,618
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/28	MXN	3,000,000	162,240

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Mexico - continued
Trust F/1401, 5.25%, 1/30/26 (n)		$795,000	$749,288
United Mexican States, 4%, 6/13/19	MXN	12,928,409	749,095
United Mexican States, 6.5%, 6/10/21	MXN	24,000,000	1,388,036
United Mexican States, 10%, 12/05/24	MXN	68,320,000	4,814,536
United Mexican States, 8.5%, 5/31/29	MXN	34,970,000	2,275,515
United Mexican States, 7.75%, 5/29/31	MXN	37,390,000	2,285,367

			$27,956,284
Morocco - 0.3%
Office Cherifien des Phosphates, 5.625%, 4/25/24		$800,000	$795,456

Nigeria - 0.1%
Afren PLC, 15%, 4/25/16 (d)(p)		$690,372	$207,112
Afren PLC, 10.25%, 4/08/19 (a)(d)		711,000	3,555

			$210,667
Panama - 0.2%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (n)		$489,000	$503,670

Paraguay - 0.5%
Republic of Paraguay, 4.625%, 1/25/23		$612,000	$598,230
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22 (n)		1,115,000	1,003,500

			$1,601,730
Peru - 2.2%
Bonos de Tesoreria, 5.7%, 8/12/24	PEN	5,333,000	$1,382,362
Inkia Energy Ltd., 8.375%, 4/04/21		$1,098,000	1,048,590
Republic of Peru, 2.75%, 1/30/26	EUR	783,000	839,742
Republic of Peru, 6.95%, 8/12/31	PEN	10,278,000	2,695,910
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)		$887,000	853,294

			$6,819,898
Poland - 7.3%
Government of Poland, 2.5%, 7/25/18	PLN	14,826,000	$3,709,563
Government of Poland, 3.25%, 7/25/19	PLN	27,410,000	7,021,996
Government of Poland, 5.5%, 10/25/19	PLN	5,257,000	1,453,764
Government of Poland, 5.25%, 10/25/20	PLN	7,964,000	2,217,091
Government of Poland, 2%, 4/25/21	PLN	5,126,000	1,234,479
Government of Poland, 5.75%, 10/25/21	PLN	16,099,000	4,638,441
Government of Poland, 3.25%, 7/25/25	PLN	7,661,000	1,920,727

			$22,196,061
Russia - 9.3%
Russian Federation, 7.5%, 2/27/19	RUB	622,323,000	$7,699,827
Russian Federation, 6.8%, 12/11/19	RUB	405,041,000	4,820,438
Russian Federation, 7.5%, 3/15/18	RUB	814,926,000	10,277,155
Russian Federation, 7%, 1/25/23	RUB	364,316,000	4,108,456
Russian Federation, 7.05%, 1/19/28	RUB	152,143,000	1,616,181

			$28,522,057
Serbia - 0.3%
Republic of Serbia, 6.75%, 11/01/24		$795,583	$809,346

Slovenia - 0.2%
Republic of Slovenia, 5.85%, 5/10/23		$638,000	$731,850

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
South Africa - 7.4%
Republic of South Africa, 10.5%, 12/21/26	ZAR	80,937,000	$5,539,907
Republic of South Africa, 7%, 2/28/31	ZAR	201,733,000	10,100,486
Republic of South Africa, 6.25%, 3/31/36	ZAR	22,909,000	1,003,971
Republic of South Africa, 6.5%, 2/28/41	ZAR	63,799,000	2,781,247
Transnet Ltd., 10.5%, 9/17/20	ZAR	20,000,000	1,263,844
Transnet SOC Ltd., 9.5%, 5/13/21	ZAR	22,700,000	1,300,460
Transnet SOC Ltd., 9.5%, 5/13/21 (n)	ZAR	9,960,000	570,598

			$22,560,513
Thailand - 3.0%
Kingdom of Thailand, 3.875%, 6/13/19	THB	90,535,000	$2,724,254
Kingdom of Thailand, 3.65%, 12/17/21	THB	206,641,000	6,316,700

			$9,040,954
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19		$811,000	$819,110

Turkey - 7.7%
Republic of Turkey, 8.5%, 7/10/19	TRY	27,599,000	$8,777,595
Republic of Turkey, 9.4%, 7/08/20	TRY	11,295,000	3,669,652
Republic of Turkey, 7.1%, 3/08/23	TRY	20,853,000	5,838,360
Republic of Turkey, 9%, 7/24/24	TRY	8,101,000	2,518,886
Republic of Turkey, 8%, 3/12/25	TRY	9,811,000	2,831,501

			$23,635,994
Total Bonds			$259,125,242
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Call Options Purchased - 0.0%
MXN Currency - February 2016 @ $0.06	MXN	52,154,000	$2,556
MXN Currency - February 2016 @ $0.06	MXN	52,345,000	1,989
Total Call Options Purchased			$4,545
Issuer	Shares/Par
Money Market Funds - 13.8%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)		42,093,567	$42,093,567
Total Investments			$301,223,354

Other Assets, Less Liabilities - 1.4%			4,314,871
Net Assets - 100.0%			$305,538,225

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,713,367 representing 3.5% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Dominican Republic, 6.875%, 1/29/26	1/22/16	$608,761	$609,276
Petroleos Mexicanos, 5.5%, 2/04/19	1/28/16	1,441,000	1,460,814
Petroleos Mexicanos, 6.375%, 2/04/21	1/28/16	1,055,000	1,069,243
Petroleos Mexicanos, 6.875%, 8/04/26	1/28/16	2,260,810	2,304,638
Total Restricted Securities			$5,443,971
% of Net assets			1.8%

The following abbreviations are used in this report and are defined:

CDI	Interbank Deposit Certificates
PLC	Public Limited Company
THBFIX	Thai Baht Floating Rate Fixed
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 1/31/16

Forward Foreign Currency Exchange Contracts at 1/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Citibank N.A.	10,235,172	2/02/16	$2,531,703	$2,558,921	$27,218
BUY	BRL	Deutsche Bank AG	4,187,000	2/02/16-4/04/16	1,032,946	1,044,189	11,243
BUY	BRL	Goldman Sachs International	925,000	4/04/16	223,155	226,960	3,805
BUY	BRL	JPMorgan Chase Bank N.A.	35,867,131	2/02/16-4/04/16	8,820,782	8,944,248	123,466
SELL	BRL	Deutsche Bank AG	15,253,824	2/02/16	3,879,920	3,813,647	66,273
SELL	BRL	JPMorgan Chase Bank N.A.	12,499,318	2/02/16	3,213,400	3,124,986	88,414

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/16 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	CLP	Morgan Stanley Capital Services, Inc.	202,749,000	2/22/16	$278,884	$283,557	$4,673
SELL	EUR	Deutsche Bank AG	7,046,370	4/15/16	7,652,217	7,648,494	3,723
BUY	HUF	Deutsche Bank AG	22,824,000	4/15/16	79,255	79,347	92
BUY	HUF	Goldman Sachs International	2,593,111,977	4/15/16	8,910,531	9,014,935	104,404
BUY	IDR	JPMorgan Chase Bank N.A.	61,559,391,222	2/03/16	4,408,399	4,468,202	59,803
SELL	IDR	JPMorgan Chase Bank N.A.	21,748,597,522	2/03/16	1,586,331	1,578,591	7,740
SELL	INR	JPMorgan Chase Bank N.A.	101,914,000	2/04/16	1,526,687	1,500,935	25,752
BUY	MXN	Barclays Bank PLC	8,275,000	4/15/16	444,867	453,944	9,077
BUY	MXN	BNP Paribas S.A.	8,275,000	4/15/16	446,361	453,944	7,583
BUY	MXN	Citibank N.A.	27,585,000	4/15/16	1,487,560	1,513,238	25,678
BUY	MXN	Goldman Sachs International	13,271,928	4/15/16	720,769	728,062	7,293
BUY	MXN	Morgan Stanley Capital Services, Inc.	24,576,000	4/15/16	1,322,169	1,348,172	26,003
BUY	MYR	Deutsche Bank AG	6,742,000	3/15/16	1,532,273	1,617,776	85,503
BUY	MYR	JPMorgan Chase Bank N.A.	77,185,442	3/15/16	17,665,885	18,521,024	855,139
SELL	PEN	Morgan Stanley Capital Services, Inc.	13,557,114	2/02/16-3/31/16	3,925,143	3,890,267	34,876
SELL	PLN	Morgan Stanley Capital Services, Inc.	3,135,870	4/15/16	780,306	767,687	12,619
BUY	RUB	HSBC Bank	181,285,000	2/05/16	2,315,450	2,399,496	84,046
SELL	RUB	BNP Paribas S.A.	91,907,000	2/05/16	1,231,997	1,216,485	15,512
SELL	RUB	Credit Suisse Group	19,242,595	2/05/16	274,600	254,696	19,904
SELL	RUB	HSBC Bank	157,383,000	2/05/16	2,121,439	2,083,128	38,311
SELL	RUB	Morgan Stanley Capital Services, Inc.	1,481,719,918	2/05/16	21,564,557	19,612,109	1,952,448
BUY	THB	JPMorgan Chase Bank N.A.	632,988,388	3/24/16	17,434,200	17,702,668	268,468
BUY	TRY	Citibank N.A.	7,466,318	4/15/16	2,425,364	2,474,347	48,983
BUY	TRY	Deutsche Bank AG	857,000	4/15/16	274,920	284,011	9,091
BUY	ZAR	Deutsche Bank AG	24,382,000	4/15/16	1,458,815	1,513,572	54,757
BUY	ZAR	Goldman Sachs International	45,788,000	4/15/16	2,758,689	2,842,402	83,713
BUY	ZAR	UBS AG	94,710,730	4/15/16	5,586,484	5,879,400	292,916

							$4,458,526

Liability Derivatives
BUY	BRL	Deutsche Bank AG	41,378,766	2/02/16	$10,748,280	$10,345,209	$(403,071)
BUY	BRL	Goldman Sachs International	1,649,000	2/02/16	419,262	412,271	(6,991)
SELL	BRL	Citibank N.A.	10,235,172	2/02/16	2,523,900	2,558,921	(35,021)
SELL	BRL	Deutsche Bank AG	29,749,942	2/02/16	7,356,460	7,437,857	(81,397)
SELL	BRL	Goldman Sachs International	1,649,000	2/02/16	407,886	412,271	(4,385)
SELL	BRL	JPMorgan Chase Bank N.A.	34,747,687	2/02/16-4/04/16	8,434,456	8,611,458	(177,002)
BUY	CLP	Morgan Stanley Capital Services, Inc.	1,094,644,000	2/19/16	1,575,708	1,531,344	(44,364)
SELL	CLP	Deutsche Bank AG	719,963,000	2/19/16-2/22/16	984,864	1,007,118	(22,254)
SELL	CLP	Morgan Stanley Capital Services, Inc.	544,411,008	2/19/16	759,661	761,600	(1,939)
BUY	COP	Deutsche Bank AG	3,622,671,480	2/16/16	1,115,149	1,102,376	(12,773)
SELL	COP	Deutsche Bank AG	229,135,000	2/16/16	67,018	69,726	(2,708)
BUY	EUR	Goldman Sachs International	67,000	4/15/16	72,893	72,725	(168)
SELL	HKD	JPMorgan Chase Bank N.A.	23,295,000	7/19/16	2,985,601	2,991,376	(5,775)
SELL	HUF	Deutsche Bank AG	437,115,423	4/15/16	1,506,988	1,519,629	(12,641)
SELL	HUF	Morgan Stanley Capital Services, Inc.	18,338,000	4/15/16	63,454	63,752	(298)
BUY	IDR	JPMorgan Chase Bank N.A.	21,748,597,522	4/04/16	1,569,163	1,560,158	(9,005)
SELL	IDR	JPMorgan Chase Bank N.A.	39,810,793,700	2/03/16	2,850,011	2,889,611	(39,600)
BUY	INR	JPMorgan Chase Bank N.A.	101,914,000	2/04/16	1,531,390	1,500,935	(30,455)
SELL	JPY	Goldman Sachs International	179,107,000	4/15/16	1,481,760	1,482,278	(518)
BUY	KRW	JPMorgan Chase Bank N.A.	1,921,533,000	2/05/16	1,603,817	1,602,606	(1,211)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/16 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	KRW	Deutsche Bank AG	1,804,111,000	2/05/16	$1,500,051	$1,504,673	$(4,622)
SELL	KRW	JPMorgan Chase Bank N.A.	3,655,351,000	2/05/16	3,012,284	3,048,654	(36,370)
BUY	MXN	Goldman Sachs International	92,716,469	4/15/16	5,150,893	5,086,172	(64,721)
BUY	MXN	Morgan Stanley Capital Services, Inc.	6,776,000	4/15/16	378,489	371,713	(6,776)
BUY	MYR	Deutsche Bank AG	8,285,000	3/03/16-3/15/16	1,996,409	1,988,715	(7,694)
SELL	MYR	JPMorgan Chase Bank N.A.	12,766,031	3/15/16	2,977,500	3,063,272	(85,772)
BUY	PEN	Morgan Stanley Capital Services, Inc.	6,778,557	2/02/16	1,955,729	1,952,968	(2,761)
BUY	PHP	JPMorgan Chase Bank N.A.	67,063,000	2/16/16	1,413,340	1,406,200	(7,140)
BUY	PLN	Goldman Sachs International	31,666,262	4/15/16	7,892,150	7,752,166	(139,984)
SELL	PLN	Deutsche Bank AG	165,000	4/15/16	40,192	40,393	(201)
BUY	RON	JPMorgan Chase Bank N.A.	39,234,405	3/24/16	9,430,781	9,333,199	(97,582)
BUY	RUB	Barclays Bank PLC	122,318,679	2/05/16	1,851,490	1,619,015	(232,475)
BUY	RUB	HSBC Bank	229,952,000	2/05/16	3,378,666	3,043,655	(335,011)
BUY	RUB	Morgan Stanley Capital Services, Inc.	116,769,000	2/05/16	1,642,720	1,545,560	(97,160)
SELL	RUB	Credit Suisse Group	50,254,125	2/05/16	637,500	665,166	(27,666)
SELL	RUB	Morgan Stanley Capital Services, Inc.	141,644,000	2/05/16	1,838,100	1,874,806	(36,706)
SELL	SGD	Deutsche Bank AG	4,300,000	4/15/16	3,013,315	3,013,570	(255)
SELL	TWD	Deutsche Bank AG	50,214,000	2/05/16	1,494,909	1,506,228	(11,319)
SELL	TWD	JPMorgan Chase Bank N.A.	49,967,000	2/05/16	1,489,952	1,498,819	(8,867)
SELL	ZAR	Goldman Sachs International	15,515,518	4/15/16	928,499	963,164	(34,665)
SELL	ZAR	Morgan Stanley Capital Services, Inc.	1,256,000	4/15/16	75,109	77,969	(2,860)

							$(2,132,183)

Swap Agreements at 1/31/16

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
1/02/19	BRL	18,680,000	JPMorgan Chase Bank	15.61% (fixed rate)	CDI (floating rate)	$0
1/02/18	BRL	8,022,000	JPMorgan Chase Bank	15.09% (fixed rate)	CDI (floating rate)	0
11/16/20	MXN	10,000,000	Merrill Lynch Capital Services	5.35% (fixed rate)	TIIE (floating rate)	8,734
10/05/20	MXN	20,932,000	Merrill Lynch Capital Services	5.28% (fixed rate)	TIIE (floating rate)	16,831
8/24/20	MXN	40,000,000	Merrill Lynch Capital Services	5.46% (fixed rate)	TIIE (floating rate)	50,302
8/13/20	MXN	125,000,000	Merrill Lynch Capital Services	5.525% (fixed rate)	TIIE (floating rate)	182,275
1/14/21	PLN	11,981,000	JPMorgan Chase Bank	1.89% (fixed rate)	WIBOR (floating rate)	3,143
1/13/21	PLN	7,212,000	JPMorgan Chase Bank	1.94% (fixed rate)	WIBOR (floating rate)	6,101
5/07/20	THB	109,369,000	JPMorgan Chase Bank	1.985% (fixed rate)	THBFIX (floating rate)	15,158
12/22/19	THB	53,699,000	JPMorgan Chase Bank	2.275% (fixed rate)	THBFIX (floating rate)	26,004
5/08/20	THB	54,596,000	JPMorgan Chase Bank	2.01% (fixed rate)	THBFIX (floating rate)	9,259

						$317,807

Liability Derivatives
Interest Rate Swap Agreements
1/15/21	PLN	11,998,000	JPMorgan Chase Bank	1.805% (fixed rate)	WIBOR (floating rate)	$(8,927)

At January 31, 2016, the fund had cash collateral of $781,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$239,740,821	$—	$239,740,821
Foreign Bonds	—	19,384,421	—	19,384,421
Purchased Currency Options	—	4,545	—	4,545
Mutual Funds	42,093,567	—	—	42,093,567
Total Investments	$42,093,567	$259,129,787	$—	$301,223,354

Other Financial Instruments
Swap Agreements	$—	$308,880	$—	$308,880
Forward Foreign Currency Exchange Contracts	—	2,326,343	—	2,326,343

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Foreign Bonds
Balance as of 10/31/15	$481,624
Accretion/Amortization	10,863
Change in unrealized appreciation (depreciation)	(285,375)
Transfers out of level 3	(207,112)
Balance as of 1/31/16	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$344,322,757
Gross unrealized appreciation	1,161,075
Gross unrealized depreciation	(44,260,478)
Net unrealized appreciation (depreciation)	$(43,099,403)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	66,082,944	35,136,623	(59,126,000)	42,093,567

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,736	$42,093,567

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2016, are as follows:

Mexico	12.9%
Brazil	11.7%
Poland	9.9%
Russia	9.6%
Indonesia	9.5%
Turkey	7.9%
South Africa	7.6%
Thailand	5.0%
Colombia	4.8%
Other Countries	21.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2016

*	Print name and title of each signing officer under his or her signature.